STOCKHOLDERS' EQUITY, Warrants (Details)	12 Months Ended
Dec. 31, 2020 $ / shares
Warrants [Abstract]
Warrants exercise price (in dollars per share)	$ 11.50
Number of days to file registration statement	15 days
Period for registration statement to become effective	60 days
Expiration period of warrants	5 years
Warrant redemption price (in dollars per share)	$ 0.01
Notice period to redeem warrants	30 days
Number of trading days	20 days
Trading day threshold period	30 days
Minimum [Member]
Warrants [Abstract]
Period for warrants to become exercisable	30 days
Maximum [Member]
Warrants [Abstract]
Period for warrants to become exercisable	12 months
Class A Common Stock [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00